Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Borrowings
Summary of borrowings

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Short-term borrowings:
Bank loans(i)	141,000	181,000
Loan from third parties	1,828	848
Total	142,828	181,848
Current portion of long-term borrowings:
Bank loans(i)	29,130	29,130
Total	29,130	29,130
Long-term borrowings, non-current portion:
Loan from third parties	2,000	2,000
Total	2,000	2,000
(i)	As of March 31, 2023, the Group had several credit facilities with third party banks under which the Group can borrow up to RMB400,000 during the term of the facilities mature from June 2023 to September 2023. The drawdown of the credit facilities is subject to the terms and conditions of each agreement. Certain credit facilities also require the Group to comply with various covenants and other restrictions, including but not limited to the sum of interest-bearing borrowings and bills payable (if applicable) lower than RMB300,000 if the Company’s annual revenues are less than RMB2,500,000. As of March 31, 2023, the unutilized credit facilities amounted to RMB278,870 and the Group was in compliance with the financial covenants.

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Short-term borrowings:
Bank loans(i)	62,000	141,000
Loan from third parties	2,808	1,828
Total	64,808	142,828
Current portion of long-term borrowings:
Bank loans(i)	1,000	29,130
Total	1,000	29,130
Long-term borrowings, non-current portion:
Bank loans(i)	41,630	—
Loan from third parties	2,000	2,000
Total	43,630	2,000
(i)	As of December 31, 2022, the Group had several credit facilities with third party banks under which the Group can borrow up to RMB400,000 during the term of the facilities mature from June 2023 to September 2023. The drawdown of the credit facilities is subject to the terms and conditions of each agreement. Certain credit facilities also require the Group to comply with various covenants and other restrictions, including but not limited to the sum of interest bearing borrowings and bills payable (if applicable) lower than RMB300,000 if the Company’s revenues are less than RMB2,500,000. As of December 31, 2022, the unutilized credit facilities was RMB279 million and the Group was in compliance with the financial covenants.

Summary of aggregate maturities of long-term borrowings

Nine months ending March 31, 2023	29,130
2024	—
2025	500
2026	200
2027 and thereafter	1,300
Total	31,130

RMB ‘000
For the year ending December 31,
2023	29,130
2024	—
2025	500
2026	200
2027 and thereafter	1,300
Total	31,130